NET PROFIT/(LOSS) PER CLASS A ORDINARY SHARE (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF BASIC AND DILUTED NET PROFIT LOSS PER SHARE

	Six Months ended September 30,
	2024	2025
	HKD	HKD

Net profit / (loss) attributable to ordinary shareholders	$2,711,539	$(36,980,617)

Weighted average Class A Ordinary Shares outstanding
– Basic	5,732,000	6,103,934
– Diluted	5,932,000	6,103,934
Weighted average Class B Ordinary Shares outstanding – Basic and diluted	200,000	200,000

Net profit / (loss) per Class A Ordinary Share – Basic	$0.473	$(6.045)

Net profit / (loss) per Class A Ordinary Share – Diluted	$0.457	$(6.045)

	Years ended March 31,
	2023	2024	2025
	HKD	HKD	HKD

Net profit/(loss) attributable to ordinary shareholders	$(482,783)	$7,088,874	$6,425,533

Weighted average Class A Ordinary Shares outstanding
– Basic	5,732,000	5,732,000	5,732,000
Weighted average Class A Ordinary Shares outstanding
– Diluted	5,932,000	5,932,000	5,932,000

Weighted average Class B Ordinary Shares outstanding – Basic and diluted	200,000	200,000	200,000

Net (loss)/profit per Class A Ordinary Share – Basic	$(0.08)	$1.25	$1.12

Net (loss)/profit per Class A Ordinary Share – Diluted	$(0.08)	$1.20	$1.08